Related party transactions (Details)	12 Months Ended
	Jun. 30, 2026 GBP (£) item	Jun. 30, 2025 GBP (£)
Related party transactions
Amounts payable	£ 0	£ 0
Amounts receivable	£ 0	0
Trusts and other entities controlled by descendants of Malcolm Glazer
Related party transactions
Number of lineal descendants of Mr. Malcolm Glazer | item	6
Voting power on outstanding capital stock (as a percent)	67.91%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	3.03%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	71.06%
INEOS Services Limited
Related party transactions
Voting power on outstanding capital stock (as a percent)	28.95%
INEOS Services Limited | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	28.83%
INEOS Services Limited | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	28.96%
INEOS Automotive Limited
Related party transactions
Sponsorship services provided	£ 600,000
Services received for nil consideration		£ 4,700
FC Lausanne - Sport
Related party transactions
Number of academy players whose registrations were temporarily transferred for nil consideration | item	2
Inovyn Chlorvinyls Ltd (INEOS)
Related party transactions
Recharged costs incurred	£ 223,000
INEOS Acetyls UK Ltd
Related party transactions
Recharged costs incurred	170,000
INEOS Sales UK Ltd (INEOS)
Related party transactions
Recharged costs incurred	£ 379,000